Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]:
Schedule of Inventory, Current [Table Text Block]

	2011	2012
Bunkers	-	268
Lubricants	7,448	7,448
Spare parts	1,887	1,682
Total	9,335	9,398